The Millicom Group - A.2.3 Impairment of Investments in Joint Ventures (Details)	Dec. 31, 2019	Dec. 31, 2018
Guatemala joint ventures
Disclosure of joint ventures [line items]
Discount rate applied to cash flow projections	9.50%	11.00%
Honduras joint ventures
Disclosure of joint ventures [line items]
Discount rate applied to cash flow projections	9.70%	10.30%
Ghana
Disclosure of joint ventures [line items]
Growth rate used to extrapolate cash flow projections	3.80%
Discount rate applied to cash flow projections		14.40%
Bottom of range | Guatemala and Honduras Joint Ventures
Disclosure of joint ventures [line items]
Growth rate used to extrapolate cash flow projections	1.10%	3.20%
Top of range | Guatemala and Honduras Joint Ventures
Disclosure of joint ventures [line items]
Growth rate used to extrapolate cash flow projections	1.20%	3.00%